Business Acquisitions and Goodwill - Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Business Acquisitions
Goodwill	$ 617,934	$ 669,846
Effect of foreign exchange	88
Total impairment	63,971	58,039
Impairment of goodwill	52,000
Impairment loss on property plant and equipment	6,600
Impairment loss on intangible assets	19,363
Net liabilities impairment	5,131
Noncontrolling interest impairment	8,861
CannWay
Business Acquisitions
Goodwill	1,200	1,200
Broken Coast Cannabis Ltd.
Business Acquisitions
Goodwill	146,091	146,091
Nuuvera Corp
Business Acquisitions
Goodwill	377,221	377,221
LATAM Holdings Inc
Business Acquisitions
Goodwill	87,188	139,188
CC Pharma GmbH
Business Acquisitions
Goodwill	6,146	$ 6,146
Colcanna
Business Acquisitions
Total impairment	$ 35,000
Discount rates used current	40.00%
ABP
Business Acquisitions
Total impairment	$ 5,000
Discount rates used current	23.30%
Marigold
Business Acquisitions
Total impairment	$ 19,171
Discount rates used current	38.50%
CannInvest Africa Ltd. and Verve Dynamics
Business Acquisitions
Total impairment	$ 4,800
Discount rates used current	38.50%